SCHWAB STRATEGIC TRUST
Schwab Fixed-Income ETFs
Supplement dated January 24, 2011 to the
Statements of Additional Information dated July 26, 2010, as amended December 23, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the
Statement of Additional Information.
Effective December 1, 2010, Randall W. Merk resigned as President and Chief Executive Officer of the Trust and the Board of Trustees of the Trust approved Marie Chandoha as his replacement. Accordingly, the “Management Table” section of the Statement of Additional Information is deleted and replaced in its entirety with the following:

NAME, YEAR OF
BIRTH, AND
POSITION(S)		NUMBER OF
WITH THE		PORTFOLIOS
TRUST;		IN FUND
(TERM OF		COMPLEX
OFFICE AND		OVERSEEN
LENGTH OF	PRINCIPAL OCCUPATIONS	BY THE	OTHER DIRECTORSHIPS DURING THE
TIME SERVED1)	DURING THE PAST FIVE YEARS	TRUSTEE	PAST FIVE YEARS
INDEPENDENT TRUSTEES
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009)	Retired. Consulting Managing Director, PIMCO (investment adviser) (January 2003 — December 2008); Managing Director, PIMCO (February 1999 — December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 — May 2005).	13	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc. (2005 — present).

Trustee and member of Nominating/Corporate Governance Committee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 — 2008).

Trustee and member of Nominating/Corporate Governance Committee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 — 2008).

Trustee and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 — 2008).

Trustee, PCIM Fund, Inc. (investment company consisting of one portfolio) (1997 — 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009)	Founder and Managing Director, SS&G Financial Services (financial services) (May 1987 — present).	13	None.

NAME, YEAR OF
BIRTH, AND
POSITION(S)		NUMBER OF
WITH THE		PORTFOLIOS
TRUST;		IN FUND
(TERM OF		COMPLEX
OFFICE AND		OVERSEEN
LENGTH OF	PRINCIPAL OCCUPATIONS	BY THE	OTHER DIRECTORSHIPS DURING THE
TIME SERVED1)	DURING THE PAST FIVE YEARS	TRUSTEE	PAST FIVE YEARS
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009)	Advisor (June 2008 — present) and Chief Executive Officer (January 1998 — January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 — present).	13	None.
INTERESTED TRUSTEES
Walter W. Bettinger II2 1960 Chairman and Trustee (Chairman and Trustee of Schwab Strategic Trust since 2009)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.

	Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None.

NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME
SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 — present); Director, President and Chief Executive Officer (Dec. 2010 — present), Chief Investment Officer (Sept. 2010 — present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 — present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 — August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 — March 2007).

NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME
SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 — present); Treasurer and Chief Financial Officer, Laudus Funds (2006 — present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 — present) and Schwab ETFs (Oct. 2009 — present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 — present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2009)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 — present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 — present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 — present); Chief Legal Officer and Secretary, Schwab Funds (No. 1998 — present) and Schwab ETFs (Oct. 2009 — present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006-June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (March 2007-present), Laudus Funds; Vice President and Assistant Clerk, Schwab Funds (June 2007 — present) and Schwab ETFs (Oct. 2009-present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004-present); Vice President (Sept. 2005-present), Anti-Money Laundering Officer (Oct. 2005-Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 — present) and Schwab ETFs (Oct. 2009-present).

1	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.

2	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.

3	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
REG60345 — 00

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